Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 4,969,319		¥ 3,636,380		$ 699,914
Restricted cash	1,800,071		2,842,707		253,535
Short-term investments	2,960,821		3,427,020		417,023
Accounts receivable and contract assets	2,208,538		2,217,445		311,066
Property, equipment and software, net	140,933		141,345		19,850
Intangible assets	98,692		98,692		13,900
Right of use assets	38,110		192,428	¥ 49,138	5,368
Investments	179,966		180,287
Deferred tax assets	1,624,325		919,361		228,781
Prepaid expenses and other assets	3,384,317		2,966,751		476,671
Total assets	21,293,673		21,382,911		2,999,150
Deferred guarantee income	1,882,036		1,805,164		265,079
Expected credit losses for quality assurance commitment.	3,306,132		3,555,618		465,659
Payroll and welfare payable	261,528		274,408		36,835
Taxes payable	207,477		134,027		29,223
Funds payable to investors of consolidated trusts	436,352		1,845,210		61,459
Contract liabilities	5,109		5,109		720
Deferred tax liabilities	340,608		232,188		47,974
Leasing liabilities	35,878		176,990		5,053
Amounts due to related parties	134		1,000		19
Accrued expenses and other liabilities	941,765		908,708		132,645
Total liabilities	7,422,775		8,938,422		$ 1,045,477
Provision for accounts receivable and contract assets	253,948		390,882	139,226
Provision for loans receivable	586,843	$ 82,655	415,902	374,243
Total operating expenses	10,163,558	1,431,508	8,618,865	6,856,362
Other income, net	394,698	55,592	220,693	122,368
(Loss) profit before income tax expense	2,778,585	391,355	2,736,031	2,736,134
Income tax expenses	(395,100)	(55,649)	(454,775)	(240,818)
Net (loss) profit	2,383,485	$ 335,706	2,281,256	2,495,316
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,106,153		1,850,016
Restricted cash	1,502,159		2,672,810
Short-term investments	1,639,762		2,697,320
Accounts receivable and contract assets	1,935,393		1,573,345
Quality assurance receivable	1,485,333		1,544,961
Property, equipment and software, net	15,717		26,914
Intangible assets	34,932		35,187
Right of use assets	31,213		189,216
Loans and receivables, net of credit loss allowance for loans receivables	649,839		1,442,213
Investments	964,755		945,947
Investment in subsidiaries	108,800		73,853
Deferred tax assets	1,079,307		788,865
Amounts due from Group companies	2,544,968		2,316,737
Amounts due from related parties	4,867		0
Prepaid expenses and other assets	3,096,253		2,702,678
Total assets	17,199,451		18,860,062
Deferred guarantee income	1,603,682		1,723,200
Expected credit losses for quality assurance commitment.	2,985,013		3,239,835
Payroll and welfare payable	142,614		157,955
Taxes payable	133,473		51,574
Funds payable to investors of consolidated trusts	436,322		1,845,210
Contract liabilities	5,109		5,109
Deferred tax liabilities	65,201		140,212
Leasing liabilities	32,811		174,062
Amounts due to Group companies	6,248,306		5,149,065
Amounts due to related parties	134		1,000
Accrued expenses and other liabilities	702,030		890,047
Total liabilities	12,354,695		13,377,269
Net revenues	10,357,728		9,875,484	9,130,049
Related party expenses	0		(37)	(7,503)
Provision for accounts receivable and contract assets	(78,148)		(284,384)	(134,938)
Provision for loans receivable	(30,394)		(92,790)	32,317
Credit losses for quality assurance commitment	(3,557,174)		(2,981,336)	(1,963,609)
Total operating expenses	(10,841,004)		(10,269,231)	(8,061,053)
Income (loss) from subsidiaries	3,719		2,379	(448)
(Loss) income from operations	(479,557)		(391,368)	1,068,548
Other income, net	232,074		158,724	93,674
(Loss) profit before income tax expense	(247,483)		(232,644)	1,162,222
Income tax expenses	(35,112)		(23,242)	(144,463)
Net (loss) profit	(282,595)		(255,886)	1,017,759
Net cash provided by (used in) operating activities	(591,538)		(1,649,383)	(365,801)
Capital contribution to Group companies	0		(10,020)	(22,432)
Collection of loans from Group companies	122,365		72,373	389,043
Cash paid as loans extended to Group companies	(408,030)		(304,533)	(2,328,235)
Other investing activities	1,579,038		(756,382)	1,668,517
Net cash provided by (used in) investing activities	1,293,373		(998,562)	(293,107)
Repayment of loans to Group companies	(1,667,749)		(134,307)	(164,719)
Cash received as loans from Group companies	1,357,249		1,533,401	1,785,238
Other financing activities	(1,462,779)		(96,736)	69,454
Net cash (used in) provided by financing activities	(1,773,279)		1,302,358	1,689,973
Beijing Paipairongxin Investment Consulting Co., Ltd [Member] | Third-party revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	9,859,539		9,340,431	8,333,978
Related party expenses	(3,633,284)		(3,567,004)	(3,441,504)
Net cash provided by (used in) operating activities	985,102		1,298,627	1,412,435
Beijing Paipairongxin Investment Consulting Co., Ltd [Member] | Group company revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	498,189		535,053	796,071
Related party expenses	(3,542,004)		(3,343,680)	(2,545,816)
Cash used in operating activities under service agreements for Group companies	(2,132,263)		(3,598,761)	(2,313,224)
Cash provided by operating activities under service agreements for Group companies	¥ 555,623		¥ 650,751	¥ 534,988